SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Income Taxes Paid, Net	$ 4,181	$ 3,093	$ 3,763
Interest Paid	127	137	63
Capital Expenditures Incurred but Not yet Paid	200	0	0
Capital Lease Obligations Incurred	544	237	296
Asset Retirement Obligation, Liabilities Incurred	$ 520	$ 0	$ 0